UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
				           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Keating Investment Counselors, Inc.
Address:	777 East Atlantic Ave., Suite 303
		Delray Beach, FL  33483

13F File Number:

The institutional investment manager filing this report and the person by whom is it signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Linda F. Sierra
Title:		Vice President
Phone:		561  278-7862

Signature, Place and Date of Signing:

Linda F. Sierra	Delray Beach, FL	May 1, 2000

Report Type (Check only one):

[  x ]	13F HOLDING REPORT.

[    ]	13F NOTICE.

[    ] 	13F COMBINATION REPORT.

List of Other Managers report for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Numberof Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


List of Other Included Managers:

  No.  13F File Number	Name

[TYPE]     EX-1

                                                 KEATING INVESTMENT COUNSELORS, INC.
                                                              FORM 13F
                                                           March 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp.                     COM              001957109     7793 138384.00SH       Sole                  4800.00         133584.00
                                                               724 12850.00 SH       Other                                  12850.00
Abbott Laboratories            COM              002824100     6096 173250.00SH       Sole                  3000.00         170250.00
                                                               391 11100.00 SH       Other                                  11100.00
Alaska Air Group Inc.          COM              011659109     2444 81300.00 SH       Sole                  4000.00          77300.00
American Home Products         COM              026609107      426  7920.00 SH       Sole                                    7920.00
American International Group   COM              026874107     2998 27379.00 SH       Sole                                   27379.00
                                                               600  5483.00 SH       Other                                   5483.00
Atlantic Richfield             COM              048825103     8948 105271.00SH       Sole                  4300.00         100971.00
                                                               658  7740.00 SH       Other                                   7740.00
Avon Products                  COM              054303102     2690 91966.00 SH       Sole                  4000.00          87966.00
                                                               591 20200.00 SH       Other                                  20200.00
BP Amoco PLC Spons ADR         COM              055622104     1078 20236.00 SH       Sole                                   20236.00
                                                               664 12472.00 SH       Other                                  12472.00
Bank One Corp                  COM              06423A103      314  9109.00 SH       Sole                                    9109.00
Bank of America Corp.          COM              060505104     8686 165646.99SH       Sole                  8251.00         157395.99
                                                               994 18961.00 SH       Other                                  18961.00
Bank of New York               COM              064057102      299  7200.00 SH       Sole                                    7200.00
Bell Atlantic                  COM              077853109      575  9414.00 SH       Sole                                    9414.00
Boeing Co.                     COM              097023105      219  5800.00 SH       Sole                                    5800.00
Bristol Myers Squibb           COM              110122108     8672 149522.00SH       Sole                  7200.00         142322.00
                                                              2627 45300.00 SH       Other                                  45300.00
CINergy Corp                   COM              172070104      387 18000.00 SH       Sole                                   18000.00
                                                                39  1800.00 SH       Other                                   1800.00
Caterpillar Inc.               COM              149123101      331  8400.00 SH       Sole                                    8400.00
Chase Manhattan Corp New       COM              16161A108      333  3820.00 SH       Sole                                    3820.00
                                                               919 10544.00 SH       Other                                  10544.00
Chevron Corp                   COM              166751107      397  4300.00 SH       Sole                                    4300.00
                                                               333  3600.00 SH       Other                                   3600.00
Citigroup Inc.                 COM              172967101     5998 100183.00SH       Sole                  3000.00          97183.00
                                                               120  2000.00 SH       Other                                   2000.00
Coca-Cola Co                   COM              191216100      469 10000.00 SH       Sole                                   10000.00
Crown Cork & Seal              COM              228255105     2817 176050.00SH       Sole                  8000.00         168050.00
                                                               238 14900.00 SH       Other                                  14900.00
Delphi Automotive Systems Corp COM              247126105     3051 190700.00SH       Sole                 11000.00         179700.00
                                                                80  5000.00 SH       Other                                   5000.00
Diebold Inc                    COM              253651103     2085 75800.00 SH       Sole                                   75800.00
                                                                69  2500.00 SH       Other                                   2500.00
Dominion Resources Inc VA New  COM              25746U109     1074 27931.00 SH       Sole                                   27931.00
                                                               173  4511.00 SH       Other                                   4511.00
Dover Corp.                    COM              260003108       77  1600.00 SH       Sole                                    1600.00
                                                               211  4400.00 SH       Other                                   4400.00
Duke Power Co.                 COM              264399106      201  3826.00 SH       Sole                                    3826.00
Dupont                         COM              263534109     1833 34626.00 SH       Sole                  1600.00          33026.00
                                                               582 11000.00 SH       Other                                  11000.00
Enron                          COM              293561106      441  5894.00 SH       Sole                                    5894.00
Exxon Mobil Corporation        COM              30231g102     5830 74799.00 SH       Sole                  2982.00          71817.00
                                                              1568 20124.00 SH       Other                                  20124.00
First Union Corp.              COM              337358105      628 16850.00 SH       Sole                                   16850.00
                                                                15   400.00 SH       Other                                    400.00
FirstMerit Corp                COM              337915102     1647 89316.00 SH       Sole                                   89316.00
Fleet Boston Corporation       COM                             130  3553.00 SH       Sole                                    3553.00
                                                               190  5210.00 SH       Other                                   5210.00
GTE Corp.                      COM              362320103     2475 34856.00 SH       Sole                   100.00          34756.00
                                                               305  4300.00 SH       Other                                   4300.00
General Electric               COM              369604103    34447 221347.00SH       Sole                 11100.00         210247.00
                                                              5391 34640.00 SH       Other                                  34640.00
General Motors                 COM              370442105      282  3400.00 SH       Sole                                    3400.00
                                                                50   600.00 SH       Other                                    600.00
Halliburton Co                 COM              406216101       90  2200.00 SH       Sole                                    2200.00
                                                               313  7600.00 SH       Other                                   7600.00
Harris Corp                    COM              413875105      169  4900.00 SH       Sole                                    4900.00
                                                               149  4300.00 SH       Other                                   4300.00
Hewlett Packard                COM              428236103    19984 150400.00SH       Sole                  5100.00         145300.00
                                                              2644 19900.00 SH       Other                                  19900.00
Honeywell International Inc.   COM              438516106     9410 178600.00SH       Sole                 11400.00         167200.00
                                                              1370 26000.00 SH       Other                                  26000.00
IBM                            COM              459200101    11558 97950.00 SH       Sole                  3900.00          94050.00
                                                               956  8100.00 SH       Other                                   8100.00
ICN Pharmaceuticals            COM              448924100     3856 141500.00SH       Sole                 13500.00         128000.00
                                                                55  2000.00 SH       Other                                   2000.00
Intel Corp                     COM              458140100    19549 148165.00SH       Sole                  4000.00         144165.00
                                                              1227  9300.00 SH       Other                                   9300.00
Johnson & Johnson              COM              478160104     2371 33754.00 SH       Sole                                   33754.00
                                                               433  6160.00 SH       Other                                   6160.00
Lowes Companies Inc.           COM              548661107      242  4150.00 SH       Sole                                    4150.00
Lucent Technologies Inc        COM              549463107     7050 115100.00SH       Sole                  4200.00         110900.00
                                                               637 10400.00 SH       Other                                  10400.00
May Department Store           COM              577778103      238  8355.00 SH       Sole                                    8355.00
McDonald's Corp                COM              580135101     3422 91560.00 SH       Sole                   360.00          91200.00
                                                               262  7000.00 SH       Other                                   7000.00
Merck & Co Inc                 COM              589331107      895 14400.00 SH       Sole                                   14400.00
                                                               621 10000.00 SH       Other                                  10000.00
Microsoft Corp.                COM              594918104      489  4600.00 SH       Sole                                    4600.00
Minnesota Mining & Manufacturi COM              604059105     6465 73000.00 SH       Sole                  2100.00          70900.00
                                                               505  5700.00 SH       Other                                   5700.00
Monsanto                       COM              611662107     1107 21500.00 SH       Sole                                   21500.00
                                                               803 15600.00 SH       Other                                  15600.00
PepsiCo Inc.                   COM              713448108     4521 129645.00SH       Sole                  7700.00         121945.00
                                                               666 19100.00 SH       Other                                  19100.00
Pfizer                         COM              717081103     1982 54220.00 SH       Sole                                   54220.00
                                                              1305 35700.00 SH       Other                                  35700.00
Philip Morris                  COM              718154107      938 44380.00 SH       Sole                  5000.00          39380.00
                                                               790 37400.00 SH       Other                                  37400.00
Procter & Gamble Co            COM              742718109      222  3924.00 SH       Sole                                    3924.00
                                                                90  1600.00 SH       Other                                   1600.00
Reliant Energy Inc.            COM              75952j108      617 26200.00 SH       Sole                                   26200.00
SBC Communications             COM              78387G103     1028 24400.00 SH       Sole                                   24400.00
                                                               303  7200.00 SH       Other                                   7200.00
Southern Company               COM              842587107      457 21000.00 SH       Sole                                   21000.00
Sprint Corp                    COM              852061100      116  1830.00 SH       Sole                                    1830.00
                                                               114  1800.00 SH       Other                                   1800.00
Sterling Software              COM              859547101     7017 214250.00SH       Sole                  8750.00         205500.00
                                                               180  5500.00 SH       Other                                   5500.00
SunTrust Banks Inc             COM              867914103      121  2100.00 SH       Sole                                    2100.00
                                                                81  1400.00 SH       Other                                   1400.00
Teco Energy Inc.               COM              872375100     1582 81400.00 SH       Sole                                   81400.00
                                                                39  2000.00 SH       Other                                   2000.00
Teleflex Inc.                  COM              879369106     5628 159101.00SH       Sole                  6720.00         152381.00
                                                               623 17600.00 SH       Other                                  17600.00
Texas Utilities                COM                             297 10000.00 SH       Sole                                   10000.00
Thermo Electron Corp           COM              883556102      380 18632.00 SH       Sole                  5637.00          12995.00
                                                               183  9000.00 SH       Other                                   9000.00
U S West Inc (New)             COM              91273H101      240  3300.00 SH       Sole                                    3300.00
Utilicorp United               COM              918005109      441 24400.00 SH       Sole                                   24400.00
                                                                27  1500.00 SH       Other                                   1500.00
Warner Lambert Company         COM              934488107     1489 15240.00 SH       Sole                  2000.00          13240.00
                                                               586  6000.00 SH       Other                                   6000.00
REPORT SUMMARY                118 DATA RECORDS              262635            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


